INVESTMENTS - Market value of investees (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP
Associates
Percentage of shares in associates	35.74%	35.03%
Fair value	R$ 6,465,890	R$ 5,566,247
Equatorial Maranho Distribuidora de Energia S.A.
Associates
Percentage of shares in associates	33.41%
Fair value	R$ 1,605,618	1,348,024
Empresa Metropolitana de guas de Energia S.A. - EMAE
Associates
Percentage of shares in associates	40.44%
Fair value	R$ 881,517	R$ 1,015,837